Note 8 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands		Jun. 30, 2019		Mar. 31, 2019
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		$ 73,476		$ 144,512
Fair value of derivative financial assets, non-current		28,733		9,255
Fair value of derivative financial liabilities, current		168,261		79,387
Non-current derivative financial liabilities		107,887		63,658
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[1]	20,769		115,483
Fair value of derivative financial assets, non-current	[1]	13,588		7,237
Fair value of derivative financial liabilities, current	[1]	102,555		49,601
Non-current derivative financial liabilities	[1]	87,213		50,174
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[2]	35,695		18,212
Fair value of derivative financial assets, non-current	[2]	14,085		1,876
Fair value of derivative financial liabilities, current	[2]	52,448		16,142
Non-current derivative financial liabilities	[2]	17,388		8,583
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current		1		56
Fair value of derivative financial liabilities, current		1,344		1,555
Non-current derivative financial liabilities		384
Share swap [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current		11,070	[3]	11,907
Non-current derivative financial liabilities
Weather derivative [Member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		12,951
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current
Non-current derivative financial liabilities
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		4,061		10,817
Fair value of derivative financial assets, non-current		1,059		86
Fair value of derivative financial liabilities, current		844		182
Non-current derivative financial liabilities		$ 2,902		$ 4,901

[1]	Physical forward contracts and options consist of: · Electricity contracts with a total remaining volume of 38,731,612 MWh, a weighted average price of $50.60/MWh and expiry dates up to March 31, 2029. · Natural gas contracts with a total remaining volume of 116,091,516 GJs, a weighted average price of $3.36/GJ and expiry dates up to October 31, 2025. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,814,716 MWh and 75,000 tonnes, respectively, a weighted average price of $35.84/REC and $4.48/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 3,787 MWCap, a weighted average price of $4,766.12/MWCap and expiry dates up to May 31, 2023. Ancillary contracts with a total remaining volume of 624,964 MWh, a weighted average price of $22.72/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 14,860,376 MWh, an average price of $41.38/MWh and expiry dates up to November 30, 2024. Natural gas contracts with a total remaining volume of 133,429,219 GJs, an average price of $3.34/GJ and expiry dates up to October 31, 2025. Electricity generation capacity contracts with a total remaining volume of 48 MWCap, a weighted average price of $462,953.59/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 990,825 MWh, a weighted average price of $21.23/MWh and expiry dates up to December 31, 2020.
[3]	Share swap agreement Just Energy has entered into a share swap agreement to manage the consolidated statements of income (loss) volatility associated with the Company's RSG and DSG Plans. The value, on inception, of the 2,500,000 shares under this share swap agreement was approximately $33,803. On August 22, 2018, Just Energy reduced the notional value of the share swap to $23,803 through a payment of $10,000 and renewed the share swap agreement for an additional year. Net monthly settlements received under the share swap agreement are recorded in other income. Just Energy records the fair value of the share swap agreement in the non-current derivative financial liabilities on the consolidated statements of financial position. Changes in the fair value of the share swap agreement are recorded through the consolidated statements of income (loss) as a change in fair value of derivative instruments and other.